Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated March 9, 2021

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2020, as supplemented June 9, 2020, July 15, 2020, October 26, 2020 and November 25, 2020 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Large Cap Blend Portfolio – Portfolio Managers Update

Effective January 31, 2021, Julia L. Jensen joined Patrick J. English, John S. Brandser, Jonathan T. Bloom, Andy P. Ramer, Robert M. Helf, Daniel G. Sievers, Matthew T. Sullivan, Jordan S. Teschendorf, Benjamin D. Karek and Dain C. Tofson as co-portfolio managers of the Large Cap Blend Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Managers: FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. The PMC has managed the Portfolio since 2012. PMC members include:

Patrick J. English, CFA, Chairman, Chief Executive Officer and Chief Investment Officer, who has been with FMI since 1986.

John S. Brandser, President, Chief Operating Officer and Chief Compliance Officer, who has been with FMI since 1995.

Jonathan T. Bloom, CFA, Director of Research, who has been with FMI since 2010.

Andy P. Ramer, CFA, Research Analyst, who has been with FMI since 2002.

Robert M. Helf, CFA, Research Analyst, who has been with FMI since 1998.

Daniel G. Sievers, CFA, Research Analyst, who has been with FMI since 2009.

Matthew T. Sullivan, CFA, Research Analyst, who has been with FMI since 2013.

Jordan S. Teschendorf, CFA, Research Analyst, who has been with FMI since 2015.

Benjamin D. Karek, CFA, Research Analyst, who has been with FMI since 2017.

Dain C. Tofson, CFA, Research Analyst, who has been with FMI since 2019.

Julia L. Jensen, Research Analyst, who has been with FMI since May 2020.”

The following replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Large Cap Blend Portfolio”:

“FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. PMC members include:

Patrick J. English, CFA, has been employed by FMI in various capacities since 1986, currently serving as Chairman, Chief Executive Officer, Chief Investment Officer and Treasurer.

John S. Brandser has been employed by FMI in various capacities since 1995, currently serving as President, Secretary, Chief Operating Officer and Chief Compliance Officer.

Jonathan T. Bloom, CFA, has been employed by FMI since 2010 as a Research Analyst, and is currently the Director of Research.

Andy P. Ramer, CFA, has been employed by FMI since 2002 as a Research Analyst.

Robert M. Helf, CFA, has been employed by FMI since 1998 as a Research Analyst.

Daniel G. Sievers, CFA, has been employed by FMI since 2009 as a Research Analyst.

Matthew T. Sullivan, CFA, has been employed by FMI since 2013 as a Research Analyst.

Jordan S. Teschendorf, CFA, has been employed by FMI since 2015 as a Research Analyst.

Benjamin D. Karek, CFA, has been employed by FMI since 2017 as a Research Analyst, and prior to his employment Mr. Karek attended Columbia Business School.

Dain C. Tofson, CFA, has been employed by FMI since July 2019 as a Research Analyst. Prior to joining FMI, Mr. Tofson was a member of Artisan Partners Global Value Equity Team from 2017 – 2019 and worked at Institutional Capital LLC from 2014 – 2017.

Julia L. Jensen, has been employed by FMI since May 2020 as a Research Analyst, and previously was employed as a Research Intern during the Summer of 2019 while attending the University of Wisconsin – Madison.”

Domestic Equity Portfolio – Portfolio Managers Update

Effective December 1, 2020, Erin Ksenak joined Nikhil G. Lalvani, Robert A. Vogel, Jr. and Kristen E. Bartholdson as co-portfolio managers of the Domestic Equity Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Managers: Nikhil G. Lalvani, CFA, Vice President, Senior Portfolio Manager and Team Leader, has been with Macquarie Investment Management since 1997, and has co-managed the Portfolio since 2012.

Robert A. Vogel, Jr., CFA, Vice President and Senior Portfolio Manager, has been with Macquarie Investment Management since 2004, and has co-managed the Portfolio since 2012.

Kristen E. Bartholdson, Vice President and Senior Portfolio Manager, has been with Macquarie Investment Management since 2006, and has co-managed the Portfolio since 2012.

Erin Ksenak, Vice President and Portfolio Manager, has been with Macquarie Investment Management since May 2017, and has co-managed the Portfolio since December 2020.”

The following replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Domestic Equity Portfolio”:

“Nikhil G. Lalvani, CFA, Vice President, Senior Portfolio Manager and Team Leader for Delaware Investments Fund Advisers’ (“DIFA’s”) US Large Cap Value Equity team, joined Macquarie Investment Management in 1997 as an account analyst. Mr. Lalvani has served as both a fundamental and quantitative analyst.

Robert A. Vogel, Jr., CFA, Vice President and Senior Portfolio Manager for DIFA’s US Large Cap Value Equity team, joined Macquarie Investment Management in 2004.

Kristen E. Bartholdson, Vice President and Senior Portfolio Manager for DIFA’s US Large Cap Value Equity team, joined Macquarie Investment Management in 2006 as an equity analyst.

Erin Ksenak, Vice President and Portfolio Manager for DIFA’s US Large Cap Value Equity team, joined Macquarie Investment Management (“MIM”) in May 2017 as an equity analyst. Prior to joining MIM, she worked at Affinity Investment Advisors from 2014 to April 2017 as a portfolio manager for the domestic and international equity investment team.”

Emerging Markets Equity Portfolio – Portfolio Managers Update

Effective December 31, 2020, Mark Gordon-James no longer serves as a co-portfolio manager of the Emerging Markets Equity Portfolio (the “Portfolio”). Effective February 28, 2021 Hugh Young and Flavia Cheong no longer serve as co-portfolio managers of the Portfolio and Kristy Fong joined Joanne Irvine and Devan Kaloo as co-portfolio managers of the Portfolio. Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby replaced with the following:

“Portfolio Managers: The Portfolio is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Portfolio:

Devan Kaloo, Global Head of Equities/ Head of Global Emerging Markets Equities, has managed the Portfolio since 2017.

Joanne Irvine, Head of Emerging Markets (ex-Asia), has managed the Portfolio since 2017.

Kristy Fong, CFA, Senior Investment Director on the Asian Equities Team, has managed the Portfolio since February 2021.”

Also effective February 28, 2021, the following replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Emerging Markets Equity Portfolio”:

“The Portfolio is managed by Aberdeen’s Global Emerging Markets Equity Team. The team members are jointly and primarily responsible for the day-to-day management of the Portfolio, with the following members having the most significant responsibility for the day-to-day management of the Portfolio:

Devan Kaloo, is Global Head of Equities and Head of Global Emerging Markets Equities for Aberdeen Standard Investments. Mr. Kaloo joined Legacy Aberdeen in 2000 as part of the Asian Equities Team in Singapore, before later transferring to London where he took up the position of Head of Global Emerging Markets Equities in 2005. In 2015, he was promoted to Global Head of Equities and joined Legacy Aberdeen’s group management board. Mr. Kaloo started in fund management with Martin Currie in 1994 covering Latin America, before subsequently working with the North American equities, global asset allocation and eventually the Asian equities teams.

Joanne Irvine, is Head of Emerging Markets (ex-Asia) on the Global Emerging Markets Equity Team of Aberdeen Standard Investments. Ms. Irvine joined Legacy Aberdeen in 1996 in a group development role, and moved to the Global Emerging Markets Equity Team in 1997. Prior to joining Legacy Aberdeen, Ms. Irvine was with Rutherford Manson Dowds (subsequently acquired by Deloitte), specializing in raising private equity and bank funding for private companies.

Kristy Fong, CFA, is a Senior Investment Director on the Asian Equities Team at Aberdeen Standard Investments. Ms. Fong joined Aberdeen Asset Management in 2004 from UOB KayHian Pte Ltd where she was an Analyst.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Large Cap Blend Portfolio

Supplement Dated March 9, 2021

to the

Summary Prospectus for the Large Cap Blend Portfolio Dated May 1, 2020

The following information supplements the Summary Prospectus for the Large Cap Blend Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2020 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Managers Update

Effective January 31, 2021, Julia L. Jensen joined Patrick J. English, John S. Brandser, Jonathan T. Bloom, Andy P. Ramer, Robert M. Helf, Daniel G. Sievers, Matthew T. Sullivan, Jordan S. Teschendorf, Benjamin D. Karek and Dain C. Tofson as co-portfolio managers of the Large Cap Blend Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Managers: FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. The PMC has managed the Portfolio since 2012. PMC members include:

Patrick J. English, CFA, Chairman, Chief Executive Officer and Chief Investment Officer, who has been with FMI since 1986.

John S. Brandser, President, Chief Operating Officer and Chief Compliance Officer, who has been with FMI since 1995.

Jonathan T. Bloom, CFA, Director of Research, who has been with FMI since 2010.

Andy P. Ramer, CFA, Research Analyst, who has been with FMI since 2002.

Robert M. Helf, CFA, Research Analyst, who has been with FMI since 1998.

Daniel G. Sievers, CFA, Research Analyst, who has been with FMI since 2009.

Matthew T. Sullivan, CFA, Research Analyst, who has been with FMI since 2013.

Jordan S. Teschendorf, CFA, Research Analyst, who has been with FMI since 2015.

Benjamin D. Karek, CFA, Research Analyst, who has been with FMI since 2017.

Dain C. Tofson, CFA, Research Analyst, who has been with FMI since 2019.

Julia L. Jensen, Research Analyst, who has been with FMI since May 2020.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Domestic Equity Portfolio

Supplement Dated March 9, 2021

to the

Summary Prospectus for the Domestic Equity Portfolio Dated May 1, 2020

The following information supplements the Summary Prospectus for the Domestic Equity Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2020 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Managers Update

Effective December 1, 2020, Erin Ksenak joined Nikhil G. Lalvani, Robert A. Vogel, Jr. and Kristen E. Bartholdson as co-portfolio managers of the Domestic Equity Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Managers: Nikhil G. Lalvani, CFA, Vice President, Senior Portfolio Manager and Team Leader, has been with Macquarie Investment Management since 1997, and has co-managed the Portfolio since 2012.

Robert A. Vogel, Jr., CFA, Vice President and Senior Portfolio Manager, has been with Macquarie Investment Management since 2004, and has co-managed the Portfolio since 2012.

Kristen E. Bartholdson, Vice President and Senior Portfolio Manager, has been with Macquarie Investment Management since 2006, and has co-managed the Portfolio since 2012.

Erin Ksenak, Vice President and Portfolio Manager, has been with Macquarie Investment Management since May 2017, and has co-managed the Portfolio since December 2020.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Emerging Markets Equity Portfolio

Supplement Dated March 9, 2021

to the

Summary Prospectus for the Emerging Markets Equity Portfolio Dated May 1, 2020

The following information supplements the Summary Prospectus for the Emerging Markets Equity Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2020 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Managers Update

Effective December 31, 2020, Mark Gordon-James no longer serves as a co-portfolio manager of the Emerging Markets Equity Portfolio (the “Portfolio”). Effective February 28, 2021 Hugh Young and Flavia Cheong no longer serve as co-portfolio managers of the Portfolio and Kristy Fong joined Joanne Irvine and Devan Kaloo as co-portfolio managers of the Portfolio. Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Managers: The Portfolio is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Portfolio:

Devan Kaloo, Global Head of Equities/ Head of Global Emerging Markets Equities, has managed the Portfolio since 2017.

Joanne Irvine, Head of Emerging Markets (ex-Asia), has managed the Portfolio since 2017.

Kristy Fong, CFA, Senior Investment Director on the Asian Equities Team, has managed the Portfolio since February 2021.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Supplement Dated March 9, 2021 to the

Statement of Additional Information Dated May 1, 2020

This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2020, as supplemented June 9, 2020, July 15, 2020, September 4, 2020, and November 25, 2020. You should read this Supplement together with the SAI.

Appendix D – Portfolio Manager Update – Large Cap Blend Portfolio

Effective January 31, 2021, Julia L. Jensen joined Patrick J. English, John S. Brandser, Jonathan T. Bloom, Andy P. Ramer, Robert M. Helf, Daniel G. Sievers, Matthew T. Sullivan, Jordan S. Teschendorf, Benjamin D. Karek and Dain C. Tofson as co-portfolio managers of the Large Cap Blend Portfolio (the “Portfolio”). Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-107 is amended to add Ms. Jensen’s information as of December 31, 2020.

Portfolio Manager(s)	Portfolio	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Julia L. Jensen	Large Cap Blend Portfolio	6 registered investment companies with $8.1 billion in total assets under management	5 other pooled investment vehicles with $717 million in total assets under management	1051 other accounts with $7.8 billion in total assets under management

As of December 31, 2020, Ms. Jensen does not own any Northwestern Mutual variable annuities or variable life contracts with investments in the Large Cap Blend Portfolio.

In addition, the information for Fiduciary Management, Inc. (“FMI”), found in Appendix D under the sub-sections titled Compensation of Portfolio Managers beginning on page B-118 and Conflicts of Interest beginning on page B-129 also applies to Ms. Jensen.

Appendix D – Portfolio Manager Update – Domestic Equity Portfolio

Effective December 1, 2020, Erin Ksenak joined Nikhil G. Lalvani, Robert A. Vogel, Jr. and Kristen E. Bartholdson as co-portfolio managers of the Domestic Equity Portfolio (the “Portfolio”). Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-107 is amended to add Ms. Ksenak’s information as of December 31, 2020.

Portfolio Manager(s)	Portfolio	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Erin Ksenak	Domestic Equity Portfolio	10 registered investment	4 other pooled investment	27 other accounts with

Portfolio Manager(s)	Portfolio	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

		companies with $15.2 billion in total assets under management	vehicles with $598.6 million in total assets under management	$4.3 billion in total assets under management

As of December 31, 2020, Ms. Ksenak does not own any Northwestern Mutual variable annuities or variable life contracts with investments in the Domestic Equity Portfolio.

In addition, the information for Delaware Investments Fund Advisers (“Delaware”), found in Appendix D under the sub-sections titled Compensation of Portfolio Managers beginning on page B-118 and Conflicts of Interest beginning on page B-129 also applies to Ms. Ksenak.

Appendix D – Portfolio Manager Update – Emerging Markets Equity Portfolio

Effective December 31, 2020, Mark Gordon-James no longer serves as a co-portfolio manager of the Emerging Markets Equity Portfolio (the “Portfolio”). Effective February 28, 2021, Hugh Young and Flavia Cheong no longer serve as co-portfolio managers of the Portfolio. All references to Mr. Gordon-James, Mr. Young and Ms. Cheong in the SAI are deleted.

Effective February 28, 2021, Kristy Fong joined Devan Kaloo and Joanne Irvine as co-portfolio managers of the Emerging Markets Equity Portfolio (the “Portfolio”). Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-107 is amended to add Ms. Fong’s information as of December 31, 2020.

Portfolio Manager(s)	Portfolio	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Kristy Fong	Emerging Markets Equity Portfolio	5 registered investment companies with approximately $991 million in total assets under management	57 other pooled investment vehicles with approximately $22.5 billion in total assets under management	45 other accounts with approximately $16 billion in total assets under management.12 other accounts with approximately 3.6 billion in total assets which charge as advisory fee based on the performance of the account.

As of December 31, 2020, Ms. Fong does not own any Northwestern Mutual variable annuities or variable life contracts with investments in the Emerging Markets Equity Portfolio.

In addition, the information for Aberdeen Asset Managers Limited (“Aberdeen”), found in Appendix D under the sub-sections titled Compensation of Portfolio Managers beginning on page B-118 and Conflicts of Interest beginning on page B-129 also applies to Ms. Fong.

Fee Update – Mid Cap Growth Stock Portfolio

The SAI is amended by replacing the tenth sentence of the paragraph relating to Wellington Management Company LLP (“Wellington Management”) that appears on page B-75 under the sub-section of the SAI section titled “The Sub-Advisers,” under “INVESTMENT ADVISORY AND OTHER SERVICES” with the following:

“Effective March 1, 2021, for services to the Mid Cap Growth Stock Portfolio, Mason Street Advisors pays Wellington Management a fee based on the average daily net assets of the Portfolio at the following rates: 0.32% on the first $500 million of assets, 0.30% on the next $500 Million, and 0.28% on assets over $1 billion.”

Please retain this Supplement for future reference.